Fees Summary	Jun. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 886,672,000
Total Fee Amount	122,449.4
Total Offset Amount	0
Net Fee	$ 122,449.4
Offset Table N/A	N/A